Accounts receivable, net (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Accounts receivable, net
Trade accounts receivable	$ 23,294,697	$ 19,095,539
Less: allowance for doubtful accounts	(2,262,274)	(330,990)
Accounts receivable, net	$ 21,032,423	$ 18,764,549